Investment in joint venture	12 Months Ended
Dec. 31, 2021
Investment In Joint Venture
Investment in joint venture

12	Investment in joint venture

The carrying amount of the investment is adjusted to recognize changes in the Company’s share of net assets of the joint venture since the acquisition date. Goodwill relating to the joint venture is included in the carrying amount of the investment and is not tested for impairment separately.

The financial statements of the joint venture are prepared for the same reporting period as the Company. When necessary, adjustments are made to bring the accounting policies in line with those of the Company.

The details of the Company's joint venture are shown below:

			Participation in investments - %
			2021	2020
Group	Company	Country	Company
Financeira Itaú CBD S.A.	Bellamar Empreendimento e Participação S.A.	Brazil	50.00	50.00

As described in note 1.3, the Company engaged in the Exchange Transaction in which the Company received 50% interest in Bellamar, an entity that holds 35.76% of FIC’s capital stock. As a result, the Company holds 17.88% indirect interest in FIC.

FIC is a Brazilian company that operates financial services in the Company stores and GPA’s stores with exclusive rights to offer credit cards, financial services and insurance policies, except for extended warranties. FIC has been operating for more than ten years. The FIC is operated by Itaú Unibanco that hold 50% of the shares of FIC.

The Company initially accounted for the investment in Bellamar at its fair value of R$769 which included the investment in FIC also at fair value. The fair value of investment in FIC was determined by an independent appraisal.

Breakdown

Amount
As of December 31, 2019	320
Equity accounting	27
Capital Increase	51
Equity on other comprehensive income	82
Discontinued operations (note 1)	(480)
Corporate restructuring (note 1)	769
As of December 31, 2020	769

Amount
As of December 31, 2020	769
Share of profit of associates	47
Dividends received	(11)
Dividends receivable	(16)
As of December 31, 2021	789

12.1	Allocation of the acquisition price

In the first half 2021, the Company concluded the allocation of the acquisition value corresponding to the 17.88% participation in FIC of R$769. FIC's identifiable assets and liabilities are demonstrated in the table below.

Assets acquired and liabilities assumed

The fair value of FIC's identifiable assets and liabilities on December 31, 2020 (acquisition date) are demonstrated as follows:

Assets
Cash and cash equivalents	29
Marketable securities	22
Credit operations	6,213
Other credits	98
Other receivables	3
Other credits, non-current	265
Property, plant and equipment and intangible assets	2,170
Investments	47
8,847
Liabilities
Deposits	(790)
Interfinancial relations	(2,457)
Other liabilities	(2,256)
(5,503)
Total fair value of identifiable net assets	3,344
Company's participation	17.88%
Fair value of investment acquired	599
Acquisition price	769
Fair value of investment acquired	(599)
Goodwill	170